Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation.  These consolidated financial statements include the accounts of us and our subsidiaries, all of which are 100% owned directly or indirectly by us. All intercompany transactions and balances with or among our consolidated subsidiaries have been eliminated.

Real Estate Properties
Real Estate Properties.  We record our properties at cost and provide depreciation on real estate investments on a straight line basis over estimated useful lives generally ranging from 7 to 40 years.  In some circumstances, we engage independent real estate appraisal firms to provide market information and evaluations which are relevant to our purchase price allocations and determinations of useful lives; however, we are ultimately responsible for the purchase price allocations and determinations of useful lives.
We allocate the purchase prices of our properties to land, building and improvements based on determinations of the relative fair values of these assets assuming the properties are vacant. We determine the fair value of each property using methods similar to those used by independent appraisers. We allocate a portion of the purchase price of our properties to above market and below market leases based on the present value (using an interest rate which reflects the risks associated with acquired in place leases at the time each property was acquired by us) of the difference, if any, between (i) the contractual amounts to be paid pursuant to the acquired in place leases and (ii) our estimates of fair market lease rates for the corresponding leases, measured over a period equal to the terms of the respective leases. We allocate a portion of the purchase price to acquired in place leases and tenant relationships based upon market estimates to lease up the property based on the leases in place at the time of purchase.  We allocate this aggregate value between acquired in place lease values and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease. However, we have not separated the value of tenant relationships from the value of acquired in place leases because such value and related amortization expense is immaterial to the accompanying consolidated financial statements. In making these allocations, we consider factors such as estimated carrying costs during the expected lease up periods, including real estate taxes, insurance and other operating income and expenses and costs, such as leasing commissions, legal and other related expenses, to execute similar leases in current market conditions at the time a property was acquired by us. If the value of tenant relationships becomes material in the future, we may separately allocate those amounts and amortize the allocated amounts over the estimated life of the relationships. For transactions that qualify as business combinations, we allocate the excess, if any, of the consideration over the fair value of the assets acquired to goodwill.
We amortize capitalized above market lease values (included in acquired in place real estate leases in our consolidated balance sheets) and below market lease values (presented as assumed real estate lease obligations in our consolidated balance sheets) as a reduction or increase, respectively, to rental income over the terms of the associated leases. Such amortization resulted in net decreases to rental income of $2,764, $1,457 and $1,157 during the years ended December 31, 2017, 2016 and 2015, respectively. We amortize the value of acquired in place leases (included in acquired real estate leases in our consolidated balance sheets), exclusive of the value of above market and below market acquired in place leases, over the terms of the associated leases. Such amortization, which is included in depreciation and amortization expense, amounted to $53,410, $27,546, and $27,467 during the years ended December 31, 2017, 2016 and 2015, respectively. When a lease is terminated prior to its stated expiration, we write off the unamortized amounts relating to that lease.
Capitalized above market lease values were $46,096 and $39,261 as of December 31, 2017 and 2016, respectively, net of accumulated amortization of $27,259 and $22,753, respectively. Capitalized below market lease values were $25,973 and $20,603 as of December 31, 2017 and 2016, respectively, net of accumulated amortization of $12,338 and $9,977, respectively. The value of acquired in place leases, exclusive of the value of above market and below market acquired in place leases, was $472,928 and $203,368 as of December 31, 2017 and 2016, respectively, net of accumulated amortization of $139,893 and $95,028, respectively. As of December 31, 2017, the weighted average amortization periods for capitalized above market leases, lease origination value and capitalized below market lease values were 4.0 years, 5.6 years and 5.7 years, respectively.  Future amortization of net intangible lease assets and liabilities, to be recognized over the current terms of the associated leases as of December 31, 2017 are estimated to be $97,114 in 2018, $70,790 in 2019, $49,230 in 2020, $36,321 in 2021, $27,313 in 2022 and $58,263 thereafter.
We regularly evaluate whether events or changes in circumstances have occurred that could indicate an impairment in the value of long lived assets. If there is an indication that the carrying value of an asset is not recoverable, we estimate the projected undiscounted cash flows to determine if an impairment loss should be recognized. We determine the amount of any impairment loss by comparing the historical carrying value to estimated fair value. We estimate fair value through an evaluation of recent financial performance and projected discounted cash flows using standard industry valuation techniques. In addition to consideration of impairment upon the events or changes in circumstances described above, we regularly evaluate the remaining lives of our long lived assets. If we change our estimate of the remaining lives, we allocate the carrying value of the affected assets over their revised remaining lives.

Equity Method Investments
Equity Method Investments.  We account for our investments in Affiliates Insurance Company, or AIC, and SIR using the equity method of accounting. Significant influence is present through common representation on the boards of trustees or directors of us, AIC and SIR and our significant ownership interest in SIR. Our Managing Trustee is also the managing trustee of SIR.  Our Managing Trustee as the current sole trustee of ABP Trust is the controlling shareholder of The RMR Group Inc., or RMR Inc. He is also a director and officer of RMR Inc. Substantially all of the business of RMR Inc. is conducted by its majority owned subsidiary, The RMR Group LLC, or RMR LLC, which is our manager and the manager of AIC and SIR. Each of our Trustees is a director of AIC and one of our Independent Trustees is also an independent trustee of SIR. See Notes 7, 12 and 13 for a further discussion of our investments in AIC and SIR.
In connection with the FPO Transaction, we acquired 50% and 51% interests in two unconsolidated joint ventures which own two properties (three buildings). The properties owned by these joint ventures are encumbered by an aggregate $82,000 of mortgage indebtedness. We do not control the activities that are most significant to these joint ventures and, as a result, we account for our investment in these joint ventures under the equity method of accounting. See Note 5 for a further discussion of our unconsolidated joint ventures.

We periodically evaluate our equity method investments for possible indicators of other than temporary impairment whenever events or changes in circumstances indicate the carrying amount of the investment might not be recoverable. These indicators may include the length of time and the extent to which the market value of our investment is below our carrying value, the financial condition of our investees, our intent and ability to be a long term holder of the investment and other considerations. If the decline in fair value is judged to be other than temporary, we record an impairment charge to adjust the basis of the investment to its estimated fair value.  We recorded a $203,297 loss on impairment of our SIR investment in 2015. See Note 12 for more information on this impairment.

Cash and Cash Equivalents	Cash and Cash Equivalents. We consider highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents.
Restricted Cash
Restricted Cash. Restricted cash consists of amounts escrowed for future real estate taxes, insurance, leasing costs, capital expenditures and debt service, as required by certain of our mortgage debts.

Revenue Recognition
Revenue Recognition. We recognize rental income from operating leases that contain fixed contractual rent changes on a straight line basis over the term of the lease agreements. We increased rental income by $5,582, $2,691 and $3,978 to record revenue on a straight line basis during the years ended December 31, 2017, 2016 and 2015, respectively. Rents receivable include $27,267 and $21,686 of straight line rent receivables at December 31, 2017 and 2016, respectively.
Certain of our leases with government tenants provide the tenant the right to terminate its lease if its respective legislature or other funding authority does not appropriate the funding necessary for the government tenant to meet its lease obligations; we have determined the fixed non-cancelable lease term of these leases to be the fully executed term of the lease because we believe the occurrence of termination to be a remote contingency based on both our historical experience and our assessment of the likelihood of lease cancellation on a separate lease basis.

Deferred Leasing Costs
Deferred Leasing Costs. Deferred leasing costs include brokerage, legal and other fees associated with our entering leases and we amortize those costs, which are included in depreciation and amortization expense, on a straight line basis over the terms of the respective leases. Deferred leasing costs totaled $32,990 and $28,039 at December 31, 2017 and 2016, respectively, and accumulated amortization of deferred leasing costs totaled $10,013 and $6,960 at December 31, 2017 and 2016, respectively. Future amortization of deferred leasing costs to be recognized during the current terms of our existing leases as of December 31, 2017 are estimated to be $4,282 in 2018, $4,091 in 2019, $3,275 in 2020, $2,670 in 2021, $2,186 in 2022 and $6,473 thereafter.

Available for Sale Securities
Available for Sale Securities. As of December 31, 2017, we owned 1,214,225 common shares of class A common stock of RMR Inc. Our investment in RMR Inc. is classified as an available for sale security. Available for sale securities are recorded at fair value based on their quoted market price at the end of each reporting period. Unrealized gains and losses on available for sale securities are recorded as a component of cumulative other comprehensive income (loss) in shareholders’ equity. As further described in Note 7, we initially acquired 1,541,201 shares of class A common stock of RMR Inc. on June 5, 2015 for cash and share consideration of $17,462. We concluded, for accounting purposes, that the cash and share consideration we paid for our investment in these shares represented a discount to the fair value of these shares. We initially accounted for this investment under the cost method of accounting and recorded this investment at its estimated fair value of $39,833 as of June 5, 2015 using Level 3 inputs, as defined in the fair value hierarchy under U.S. generally accepted accounting principles, or GAAP.  As a result, we recorded a liability for the amount by which the estimated fair value of these shares exceeded the price we paid for these shares. This liability is included in accounts payable and other liabilities in our consolidated balance sheets. This liability is being amortized on a straight line basis through December 31, 2035 as an allocated reduction to our business management and property management fee expense. We amortized $1,087, $1,087 and $618 of this liability during the years ended December 31, 2017, 2016 and 2015, respectively.  These amounts are included in the net business management and property management fee amounts for such periods. As of December 31, 2017, the remaining unamortized amount of this liability was $19,580. Future amortization of this liability as of December 31, 2017 is estimated to be $1,087 in 2018, $1,087 in 2019, $1,087 in 2020, $1,087 in 2021, $1,087 in 2022 and $14,145 thereafter.
We evaluate our investments in available for sale securities to determine if a decline in the fair value below our carrying value is other than temporary. We consider the severity and the duration of the decline, and our ability and intent to hold the investment until recovery when making this assessment. If a decline in fair value is determined to be other than temporary, an impairment loss equal to the difference between the investment’s carrying value and its fair value is recognized in earnings.

Deferred Issuance Costs
Debt Issuance Costs. Debt issuance costs include capitalized issuance or assumption costs related to borrowings, which are amortized to interest expense over the terms of the respective loans. Debt issuance costs, net of accumulated amortization, for our revolving credit facility are included in other assets in our consolidated balance sheets. As of December 31, 2017 and 2016, debt issuance costs for our revolving credit facility were $5,234 and accumulated amortization of debt issuance costs for our revolving credit facility were $3,849 and $2,617, respectively. Debt issuance costs, net of accumulated amortization, for our unsecured term loans, senior unsecured notes and mortgage notes payable are presented as a direct deduction from the associated debt liability in our consolidated balance sheets.

Income Taxes
Income Taxes. We have elected to be taxed as a REIT under the United States Internal Revenue Code of 1986, as amended, or the IRC, and, accordingly, we generally will not be subject to federal income taxes provided we distribute our taxable income and meet certain other requirements to qualify as a REIT. We are, however, subject to certain state and local taxes.

Cumulative Other Comprehensive Income (Loss)
Cumulative Other Comprehensive Income. Cumulative other comprehensive income represents the unrealized gain on the RMR Inc. shares we own and our share of the cumulative comprehensive income of our equity method investees, SIR and AIC.  See Notes 7, 12, 13 and 16 for further information regarding these investments.

Reclassifications	Reclassifications. Certain reclassifications have been made to the prior years’ financial statements to conform to the current year’s presentation.
Use of Estimates
Use of Estimates. Preparation of these financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. The actual results could differ from these estimates.

Per Common Share Amounts
Per Common Share Amounts. We calculate basic earnings per common share by dividing net income (loss) available for common shareholders by the weighted average number of our common shares of beneficial ownership, $.01 par value, or our common shares, outstanding during the period. We calculate diluted earnings per share using the more dilutive of the two class method or the treasury stock method.  Unvested share awards and other potentially dilutive common shares and the related impact on earnings, are considered when calculating diluted earnings per share.

Segment Reporting
Segment Reporting. We operate in one business segment: direct ownership of real estate properties. Our equity method investment in SIR has been reclassified as a discontinued operation and is no longer a separate business segment.

Recent Accounting Pronouncements
New Accounting Pronouncements

On January 1, 2017, we adopted the Financial Accounting Standards Board, or FASB, Accounting Standards Update, or ASU, No. 2017-01, Clarifying the Definition of a Business. This update provides additional guidance on evaluating whether a transaction should be accounted for as an acquisition (or disposal) of assets or of a business. This update defines three requirements for a set of assets and activities (collectively referred to as a “set”) to be considered a business: inputs, processes and outputs. As a result of the implementation of this update, certain property acquisitions, which under previous guidance were accounted for as business combinations, are now accounted for as acquisitions of assets. In an asset acquisition, certain acquisition costs are capitalized as opposed to expensed under previous guidance.

In May 2014, the FASB issued ASU No. 2014-09, Revenue From Contracts With Customers, which outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers. ASU No. 2014-09 states that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” While ASU No. 2014-09 specifically references contracts with customers, it may apply to certain other transactions such as the sale of real estate or equipment. In August 2015, the FASB provided for a one-year deferral of the effective date for ASU No. 2014-09, which is now effective for us beginning January 1, 2018. A substantial portion of our revenue consists of rental income from leasing arrangements, which is specifically excluded from ASU No. 2014-09. We have evaluated ASU No. 2014-09 (and related clarifying guidance issued by the FASB) and the adoption will not have a material impact on the amount or timing of our revenue recognition in our consolidated financial statements with the exception of profit recognition on real estate sales. We currently have recorded a deferred gain on sale of real estate of $712 that under current guidance would be recognized upon repayment of a promissory note we received in connection with the sale but will be recognized in its entirety upon adoption of ASU No. 2014-09. We currently expect to adopt the standard using the modified retrospective approach.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which changes how entities measure certain equity investments and present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. This update is effective for all prospective interim and annual periods beginning after December 15, 2017. We expect to record an adjustment of $45,116 on January 1, 2018 to reclassify historical changes in the fair value of our available for sale equity investments from other comprehensive income to retained earnings. Future changes in the fair value of our equity investments will be recorded through earnings in accordance with ASU No. 2016-01.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). ASU No. 2016-02 requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase of the leased asset by the lessee. This classification will determine whether the lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right of use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales type leases, direct financing leases and operating leases. ASU No. 2016-02 is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. We are currently assessing the potential impact the adoption of ASU No. 2016-02 will have in our consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires that entities use a new forward looking “expected loss” model that generally will result in the earlier recognition of allowance for credit losses. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. We are currently assessing the potential impact the adoption of ASU No. 2016-13 will have in our consolidated financial statements.